Contract Assets (Details) - Schedule of Contract Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Contract assets arising from:
Total contract assets	$ 16,024,969	$ 11,140,109	$ 8,606,072
Internet leads generation and marketing service income [Member]
Contract assets arising from:
Total contract assets	15,997,795	11,082,660	8,181,444
Marketing and events income [Member]
Contract assets arising from:
Total contract assets	$ 27,174	$ 57,449	$ 424,628